Fair Value Measurements - Summary of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Liabilities:
Interest rate derivative	$ 13,807	$ 19,943
Fair Value, Recurring
Assets:
Assets	6,525
Liabilities:
Contingent consideration liabilities	4,631	1,641
Liabilities	18,438	21,584
Fair Value, Recurring | Interest Rate Swap
Liabilities:
Interest rate derivative	13,807	19,943
Fair Value, Recurring | Fair Value, Inputs, Level 1
Assets:
Assets	6,525
Fair Value, Recurring | Fair Value, Inputs, Level 2
Liabilities:
Liabilities	13,807	19,943
Fair Value, Recurring | Fair Value, Inputs, Level 2 | Interest Rate Swap
Liabilities:
Interest rate derivative	13,807	19,943
Fair Value, Recurring | Fair Value, Inputs, Level 3
Liabilities:
Contingent consideration liabilities	4,631	1,641
Liabilities	4,631	$ 1,641
Fair Value, Recurring | Money Market Funds
Assets:
Assets	6,525
Fair Value, Recurring | Money Market Funds | Fair Value, Inputs, Level 1
Assets:
Assets	$ 6,525